Derivative Financial Instruments and Hedging (Notional Amounts of Derivative Instruments and Other, Fair Values of Derivative Instruments and Other before Offsetting) (Parenthetical) (Detail) - JPY (¥)
¥ in Millions
	Dec. 31, 2021	Mar. 31, 2021
Derivatives, Fair Value [Line Items]
Derivative assets Fair value	¥ 32,901	¥ 22,696
Derivative liabilities Fair value	54,812	71,034
Futures | Variable Annuity and Variable Life Insurance Contracts
Derivatives, Fair Value [Line Items]
Notional amount	16,437	19,127
Derivative assets Fair value	15	41
Derivative liabilities Fair value	325	438
Foreign exchange contracts | Variable Annuity and Variable Life Insurance Contracts
Derivatives, Fair Value [Line Items]
Notional amount	4,966	7,245
Derivative assets Fair value	7	24
Derivative liabilities Fair value	¥ 53	¥ 302